Disposal of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Gain on Disposal of Subsidiaries
a.	Gain on disposal of subsidiaries

NT$

Total consideration	$7,046,464
Net assets disposed of	(1,457,007)

Gain on disposal of KSDY	$5,589,457

Summary of Analysis of Assets and Liabilities on Date Control was Lost
b.	Analysis of assets and liabilities on the date control was lost

NT$

Current assets
Cash and cash equivalents	$29,133
Inventories related to real estate business	1,427,874

Net assets disposed of	$1,457,007